Prepaid Expenses (Tables)	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses

	Year ended June 30,
	2024	2023
	(In thousands of US Dollars)
Prepaid insurance	1,841	29
Other prepaid expenses	46	15
	1,887	44